Interim Statements of Changes in Shareholders' Deficit (Unaudited) - USD ($) $ in Thousands		Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023		$ 19	[1],[2]	$ 7,316	$ (11,132)	$ (3,797)
Balance, shares at Dec. 31, 2023	[1],[2]	6,889,708
Share-based compensation			[1],[2]	5		5
Net loss			[1],[2]		(871)	(871)
Balance at Jun. 30, 2024		$ 19	[1],[2]	7,321	(12,003)	(4,663)
Balance, shares at Jun. 30, 2024	[1],[2]	6,889,708
Balance at Dec. 31, 2024		$ 20	[1],[2]	9,432	(12,664)	(3,212)
Balance, shares at Dec. 31, 2024	[1],[2]	7,362,906
Share-based compensation			[1],[2]	150		150
Net loss			[1],[2]		(1,252)	(1,252)
Balance at Jun. 30, 2025		$ 20	[1],[2]	$ 9,582	$ (13,916)	$ (4,314)
Balance, shares at Jun. 30, 2025	[1],[2]	7,362,906

[1]	After giving effect to the forward share split, see also Note 2(c).
[2]	Unless otherwise stated, the term Ordinary Shares in these financial statements refers to all classes of shares, including Ordinary Shares, Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares and Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares.